Accounting Policies - Summary Of Difference Between Operating Lease Commitments and Lease Liabilities Under IFRS 16 (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Jan. 01, 2019
Difference Between Operating Lease Commitments Applying IAS 17 And Lease Liabilities Recognized Under IFRS 16 [Abstract]
Operating lease commitment under IAS 17			€ 1,911
Lease extensions beyond break date			632
Leases that are cancellable at any time			35
Existing IAS 17 finance leases	[1]		23
Other lease payments not included in discounted lease liability under IFRS 16	[2]		(108)
Undiscounted lease liability under IFRS 16			2,493
Less impact of discounting			(516)
Discounted lease liability under IFRS 16		€ 1,511	€ 1,977

[1]	Existing IAS 17 finance leases are presented at discounted amounts as the impact of discounting on these leases is not considered material.
[2]	Other lease payments not included in the discounted lease liability under IFRS 16 include payments related to short-term and low-value leases which were included in the operating lease commitment under IAS 17 but are exempt from capitalisation under IFRS 16.